STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2010

Check here if Amendment [ ];      Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ASA Limited
Address:  400 S. El Camino Real, Suite 710,
          San Mateo, CA 94402-1708

Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lawrence G. Nardolillo
Title:    Chief Financial Officer  & Treasurer
Phone:    973-377-3535

Signature, Place, and Date of Signing:

/S/ LAWRENCE G. NARDOLILLO     FLORHAM PARK, NEW JERSEY      MAY 11, 2010
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $304,419 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

AUTHORITY
NAME OF ISSUER          TITLE                    VALUE      SHARES/   SH/  PUT/  INVESTMENT   OTHER       VOTING
NONE                    OF CLASS      CUSIP     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED
---------------------------------------------------------------------------------------------------------------------
Agnico-Eagle
   Mines Limited      Common Stock   008474108   33,402      600,000   SH  Sole     600,000

Barrick Gold
   Corporation        Common Stock   067901108   47,925    1,250,000   SH  Sole   1,250,000

Compania de Minas
   Buenaventura       Sponsored ADR  204448104   39,765    1,284,000   SH  Sole   1,284,000

Goldcorp Inc.         Common Stock   380956409   40,287    1,082,400   SH  Sole   1,082,400

Golden Star
   Resources Limited  Common Stock   38119T104    2,903      750,000   SH  Sole     750,000

IAMGOLD Corporation   Common Stock   450913108    7,932      600,000   SH  Sole     600,000

Kinross Gold
   Corporation        Common Stock   496902404   19,226    1,125,000   SH  Sold   1,125,000

Newmont Mining
   Corporation        Common Stock   651639106   21,409      420,368   SH  Sole     420,368

NovaGold
   Resources Inc.     Note           66987EAA5   15,167   15,000,000  PRN  Sole  15,000,000

NovaGold
   Resources Inc.     Common Shares  66987E206    8,266    1,157,691   SH  Sole   1,157,691

Randgold
   Resources Limited  ADR            752344309   55,295      719,700   SH  Sole     719,700

Royal Gold Inc.       Common Shares  780287108    6,932     150,000    SH  Sole     150,000

Yamana Gold Inc.      Common Shares  98462Y100    5,910     600,000    SH  Sole     600,000